Debt - Narrative (Details)			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2017 installment	Dec. 20, 2013 USD ($) employee	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Oct. 31, 2016 shares	Jun. 30, 2016 USD ($)	Jun. 29, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 29, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	May 06, 2019 shares	May 05, 2019 $ / shares shares	Sep. 30, 2016 USD ($)
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares								0		0		60,002	60,002
Debt issuance costs								$ 533,000		$ 533,000		$ 612,000	$ 35,000
Amortization of debt issuance costs												93,000	37,000	$ 21,000
Current portion of debt outstanding								6,000,000		6,000,000		0	2,977,000
Loan facility | 2016 Term Loan Facility
Debt Instrument [Line Items]
Debt, face amount							$ 1,500,000
Number of installments | installment	36
Facility fee							$ 30,000
Debt, outstanding balance												0	1,000,000
Current portion of debt outstanding													500,000
Variable annual interest rate							1.00%
Variable annual interest rate, additional upon default							5.00%
Interest expense													$ 63,000	$ 34,000
Interest rate													5.50%	4.75%
Loan facility | 2016 Revolving Credit Facility
Debt Instrument [Line Items]
Current borrowing capacity													$ 0
Interest expense													100,000	$ 0
Loan facility | 2018 Term Loan Facility
Debt Instrument [Line Items]
Debt, outstanding balance								20,000,000		20,000,000		20,000,000	0
Loan facility | Equipment financing loan
Debt Instrument [Line Items]
Debt, face amount			$ 5,000,000
Debt Instrument, Additional Advance			5,000,000
Debt Instrument, Aggregate Amount			$ 10,000,000
Debt, outstanding balance								5,000,000		5,000,000		$ 5,000,000	0
Variable annual interest rate			4.75%
Sale of Stock, Agreement, Maximum Purchase of Capital Stock, Amount			$ 1,000,000.0
Sale of Stock, Agreement, Maximum Purchase of Capital Stock, Proceeds			$ 10,000,000.0
Debt Instrument, Final Payment Fee Percentage			13.00%
Debt Instrument, Final Payment Fee Percentage Increase			1.00%
Interest expense								$ 200,000	$ 0	$ 300,000	$ 0
Interest rate			6.25%					11.75%		11.75%		11.50%
Loan facility | Missouri Note
Debt Instrument [Line Items]
Debt, face amount		$ 1,450,000.00
Debt, outstanding balance												$ 0	1,450,000
Interest expense													29,000	$ 26,000
Debt Instrument, Covenant Terms, Number of Employees | employee		20
Interest rate		2.00%
Line of credit | SVB Credit Facilities
Debt Instrument [Line Items]
Current borrowing capacity												0
Interest expense								$ 500,000	22,000	$ 1,100,000	40,000	$ 900,000
Line of credit | 2018 Revolving Credit Facility
Debt Instrument [Line Items]
Debt, outstanding balance								6,000,000		6,000,000
Interest rate												6.25%
Line of credit | 2018 Term Loan Facility
Debt Instrument [Line Items]
Current borrowing capacity								$ 0		$ 0
Interest rate								9.50%		9.50%		9.50%
Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt, outstanding balance								$ 6,000,000		$ 6,000,000		$ 6,000,000
Variable annual interest rate, additional upon default				5.00%
Current borrowing capacity								$ 0		$ 0
Interest rate								6.25%		6.25%
Line of credit | Revolving Credit Facility | 2016 Revolving Credit Facility
Debt Instrument [Line Items]
Debt, face amount				$ 6,000,000.0			$ 2,500,000.0		6,000,000.0		6,000,000.0
Debt, outstanding balance												0	2,500,000
Line of credit | Revolving Credit Facility | 2018 Revolving Credit Facility
Debt Instrument [Line Items]
Debt, outstanding balance												$ 6,000,000	$ 0
Convertible note | 2016 Convertible Note
Debt Instrument [Line Items]
Debt, face amount																	$ 4,000,000.0
Interest rate																	1.00%
Conversion of Notes, Percent of Cash Price per Share																	95.00%
Debt Instrument, Unamortized Discount																	$ 200,000
Convertible note | 2017 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt, face amount					$ 10,000,000.0
Debt Conversion, Percent of Stockholders to Purchase Stock					5.00%
Interest rate					5.00%
Conversion of Notes, Percent of Cash Price per Share					90.00%
Debt Instrument, Unamortized Discount					$ 1,122,695
Amortization of Debt Discount (Premium)					697,680
Other Expenses					$ 425,015
Advance at closing | Loan facility | 2018 Term Loan Facility
Debt Instrument [Line Items]
Debt, face amount				$ 10,000,000.0					10,000,000.0		10,000,000.0
Variable annual interest rate				4.00%
Advance at closing | Loan facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt, face amount				$ 6,000,000					6,000,000		6,000,000
Advance if no event of default through borrowing date | Loan facility | 2018 Term Loan Facility
Debt Instrument [Line Items]
Debt, face amount				5,000,000.0					5,000,000.0		5,000,000.0
Advance if no event of default, based on minimum level of gross profit | Loan facility | 2018 Term Loan Facility
Debt Instrument [Line Items]
Debt, face amount				$ 5,000,000.0					$ 5,000,000.0		$ 5,000,000.0
Minimum | Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Variable annual interest rate				0.75%
Maximum | Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Variable annual interest rate				1.25%
Common Stock | Line of credit | SVB Credit Facilities
Debt Instrument [Line Items]
Facility fee				$ 30,000
Number of warrants issued (in shares) | shares				60,002					60,002		60,002					60,002
Exercise price (in dollars per share) | $ / shares				$ 2.99					$ 2.99		$ 2.99					$ 3.00
Class of Warrant or Right, Term				10 years
Series B
Debt Instrument [Line Items]
Number of warrants issued (in shares) | shares				121,694					121,694		121,694					121,694
Exercise price (in dollars per share) | $ / shares				$ 1.07					$ 1.07		$ 1.07					$ 1.07
Series E
Debt Instrument [Line Items]
Number of warrants issued (in shares) | shares				39,073					39,073		39,073					39,073
Exercise price (in dollars per share) | $ / shares				$ 3.68					$ 3.68		$ 3.68					$ 3.68
Series F | Convertible note | 2016 Convertible Note
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares						681,164
Series G | Convertible note | 2017 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares						1,026,367
IPO | Common Stock
Debt Instrument [Line Items]
Number of warrants issued (in shares) | shares															160,767
Begin after six months | Loan facility | Equipment financing loan
Debt Instrument [Line Items]
Debt Instrument, Term			37 months
Begin after 18 months | Loan facility | Equipment financing loan
Debt Instrument [Line Items]
Debt Instrument, Term			25 months
First two years | Loan facility | Equipment financing loan
Debt Instrument [Line Items]
Debt Instrument, Prepayment Fee Percentage			2.00%
Thereafter | Loan facility | Equipment financing loan
Debt Instrument [Line Items]
Debt Instrument, Prepayment Fee Percentage			1.00%